SEGMENT AND GEOGRAPHICAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 23. SEGMENT INFORMATION
The following table disaggregates total revenues to external customers for sales of equipment and sales of services by segment:

	Three months ended March 31 ,
	2024			2023
	Equipment	Services	Total	Equipment	Services	Total
Power	$1,185	$2,823	$4,007	$1,165	$2,615	$3,780
Wind	1,227	407	1,634	1,414	336	1,750
Electrification	1,203	403	1,606	908	381	1,289
Other	2	10	12	2	—	3
Total revenues	$3,617	$3,642	$7,260	$3,489	$3,333	$6,822
Intersegment sales were $78 million and $90 million for the three months ended March 31, 2024 and 2023, respectively. Intersegment revenues are recognized on the same basis of accounting as such revenue is recognized on a combined basis.

TOTAL SEGMENT REVENUES BY BUSINESS UNIT	Three months ended March 31,
	2024	2023

Gas Power	$3,041	$2,882
Nuclear Power	229	221
Hydro Power	181	178
Steam Power	584	540
Power	$4,035	$3,821
Onshore Wind	$1,059	$1,422
Offshore Wind	441	249
LM Wind Power	139	80
Wind	$1,639	$1,751
Grid Solutions	$1,109	$835
Power Conversion	235	183
Electrification Software	206	218
Solar & Storage Solutions	101	95
Electrification	$1,651	$1,331
Total segment revenues	$7,325	$6,903

SEGMENT EBITDA	Three months ended March 31,
	2024	2023

Power	$345	$177
Wind	(173)	(260)
Electrification	66	(30)
	$238	$(113)
Corporate and other(a)	(49)	(72)
Restructuring and other charges	(148)	(110)
Purchases and sales of business interests	(5)	—
Non-operating benefit income	134	139
Depreciation and amortization(b)	(209)	(204)
Interest and other financial charges – net	(4)	(9)
Benefit (provision) for income taxes	(64)	22
Net income (loss)	$(106)	$(346)

(a)
Includes interest and other financial charges of $10 million and $12 million and benefit for income taxes of $54 million and $47 million for the three months ended March 31, 2024 and 2023, respectively, related to the Financial Services business as this business is managed on an after-tax
basis due to its strategic investments in renewable energy tax equity vehicles.

(b)	Excludes depreciation and amortization expense related to Restructuring and other charges.

NOTE 23. SEGMENT AND GEOGRAPHICAL INFORMATION
Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) for the purpose of assessing performance and allocating resources. The Company’s CODM is its Chief Executive Officer (“CEO”). Our operating activities are managed through three segments: Power, Wind, and Electrification. These segments have been identified based on the nature of the products and services sold and how the Company manages its operations.
The performance of these segments is principally measured based on revenues and segment EBITDA. Segment EBITDA is determined based on the performance measures used by our CEO to assess the performance of each business in a given period. In connection with that assessment, the CEO may exclude matters, such as charges for impairments, major restructuring programs, manufacturing footprint rationalization and other similar expenses, acquisition costs and other related charges, certain gains and losses from acquisitions or dispositions and certain other non-operational
items.
Consistent accounting policies have been applied by all segments for all reporting periods. A description of our reportable segments as of and for the years ended December 31, 2023, 2022 and 2021 has been provided in Note 1
.
The following table disaggregates total revenues to external customers for sales of equipment and sales of services by segment:

	2023			2022			2021
For the years ended December 31,	Equipment	Services	Total	Equipment	Services	Total	Equipment	Services	Total
Power	$5,535	$11,758	$17,293	$4,855	$11,039	$15,894	$5,068	$11,404	$16,472
Wind	8,327	1,488	9,815	7,595	1,302	8,897	10,269	1,234	11,503
Electrification	4,385	1,733	6,118	3,369	1,494	4,863	3,494	1,537	5,031
Other	11	2	13	—	—	—	—	—	—
Total revenues	$18,258	$14,981	$33,239	$15,819	$13,835	$29,654	$18,831	$14,175	$33,006
Intersegment sales were $414 million, $451 million and $554 million for the years ended December 31, 2023, 2022 and 2021, respectively. Intersegment revenues are recognized on the same basis of accounting as such revenue is recognized on a combined basis.
Total Segment Revenues by Business Unit

For the years ended December 31,	2023	2022	2021
Gas Power	$13,220	$12,079	$12,087
Nuclear Power	827	699	637
Hydro Power	887	703	735
Steam Power	2,502	2,643	3,270
Power	$17,436	$16,124	$16,729
Onshore Wind	$7,761	$7,941	$10,361
Offshore Wind	1,455	531	512
LM Wind Power	610	433	666
Wind	$9,826	$8,905	$11,539
Grid Solutions	$3,955	$3,133	$3,226
Power Conversion	1,027	843	965
Electrification Software	874	804	876
Solar & Storage Solutions	522	296	225
Electrification	$6,378	$5,076	$5,292
Total segment revenues	$33,640	$30,105	$33,560

Segment EBITDA

For the years ended December 31,	2023	2022	2021
Power	$1,722	$1,655	$1,407
Wind	(1,033)	(1,710)	176
Electrification	234	(164)	(461)
	$923	$(219)	$1,122
Other(a)	(116)	(209)	(468)
Restructuring and other charges	(433)	(288)	(299)
Steam Power asset sale impairment	—	(824)	—
Purchases and sales of business interests	92	55	(139)
Russia and Ukraine charges(b)	(95)	(188)	—
Non-operating benefit income	567	188	159
Depreciation and amortization(c)	(847)	(893)	(1,150)
Interest and other financial charges – net	(53)	(97)	(109)
Benefit (provision) for income taxes	(512)	(247)	160
Net income (loss)	$(474)	$(2,722)	$(724)

(a)
Includes interest and other financial charges of $45 million, $54 million and $63 million and benefit for income taxes of $195 million, $257 million and $138 million, offset by a change in our valuation allowance of $27 million, $258 million and $158 million, for the years ended December 31, 2023, 2022 and 2021, respectively, related to the Financial Services business as this business is managed on an after-tax
basis due to its strategic investments in renewable energy tax equity vehicles. The change in the valuation allowance recorded for the year is driven by the absence of a valuation allowance on production tax credits earned during 2023 given our ability to transfer such credits.

(b)
Related to
pre-tax
charges primarily from impairments of receivables, inventory, contract assets and equity method investments directly resulting from the ongoing conflict between Russia and Ukraine and sanctions, primarily related to our Power business.

(c)	Excludes depreciation and amortization expense included in Restructuring and other charges, the Steam Power asset sale impairment and Russia and Ukraine charges.
Assets by Segment

As of December 31,	2023	2022
Power	$25,003	$24,186
Wind	10,898	10,649
Electrification	6,607	6,295
Other(a)	3,613	3,341
Total assets	$46,121	$44,471

(a)	We classify deferred tax assets as “Other” for purposes of this disclosure.
Capital Expenditures and Depreciation and Amortization by Segment

	Property, plant and equipment additions			Depreciation and amortization
	2023	2022	2021	2023	2022	2021
Power	$319	$203	$202	$494	$508	$686
Wind	325	231	286	249	195	369
Electrification	74	52	58	85	88	63
Other(a)	20	1	1	136	1,006	58
Total	$738	$487	$547	$964	$1,797	$1,176

(a)
Depreciation and amortization includes impairments related to our remaining
Steam
Power business and major restructuring
programs
. Depreciation and amortization related to our remaining Steam Power business impairments was $806 million for the year ended December 31, 2022. See Note 6 and Note 8 for further information.

Revenues are classified according to the region to which equipment and services are sold. For purposes of this analysis, the U.S. is presented separately from the remainder of the Americas.
Revenues by Geography

For the years ended December 31,	2023	2022	2021
U.S.	$12,467	$11,590	$13,600
Non-U.S.
Europe	$8,417	$6,583	$7,375
Asia	5,259	4,942	5,741
Americas	3,177	3,090	2,287
Middle East and Africa	3,919	3,449	4,003
Total non-U.S.	$20,772	$18,064	$19,406
Total geographic revenues	$33,239	$29,654	$33,006
Long-lived Assets by Geography

As of December 31,	2023	2022
U.S.	$1,757	$1,518
Non-U.S.
Europe	$1,942	$1,934
Asia	908	987
Americas	356	384
Middle East and Africa	265	282
Total non-U.S.	$3,471	$3,587
Total long-lived assets	$5,228	$5,105